Other Compensation Costs (Tables)	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award
The following table summarizes awards that have been granted as of March 31, 2025:

		Award Vesting
Grant Date	Aggregate Target Value	Date	Weighting	Date	Weighting
February 2025	$11.8 million	January 15, 2027	25%	January 15, 2028	75%
February 2024	$13.8 million	January 15, 2026	50%	January 15, 2027	50%